INCOME TAXES (Narrative) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax losses carry forwards		¥ 656,702
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income Taxes, Preferential Income Tax Rate Advanced and New Technology Enterprises		15.00%			15.00%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent		12.50%	0.00%	0.00%
Income Taxes, Calculation Basis under Deemed Profit Method		25
Withholding tax expense		¥ 25,672
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent		0.00%	0.00%
State Administration of Taxation, China [Member]
Withholding Tax Percentage On Repatriated Earnings		10.00%
Maximum
Income Taxes, Preferential Income Tax Rate Small Profit Enterprises		20.00%	20.00%	20.00%
HK [Member]
Tax losses carry forwards		¥ 10,906
Tarena Hangzhou [Member]
PRC statutory income tax rate		12.50%	12.50%	12.50%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent		50.00%
Hanru Hangzhou [Member]
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent		50.00%
2019 [Member]
Tax losses carry forwards		¥ 11,486
2020 [Member]
Tax losses carry forwards		9,175
2021 [Member]
Tax losses carry forwards		14,777
2022 [Member]
Tax losses carry forwards		92,289
2023 [Member]
Tax losses carry forwards		¥ 518,069